Label	Element	Value
Oberweis China Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE OBERWEIS FUNDS

Oberweis CHina opportunities Fund

SUPPLEMENT DATED AUGUST 26, 2024
TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2024

IMPORTANT NOTICE

Effective October 1, 2024, the Fund’s advisory management fee will be reduced to 1.00%. Accordingly, effective October 1, 2024, the Fund’s disclosure will be modified as follows:

1. Notwithstanding anything to the contrary in the Fund’s Summary Prospectus and Prospectus, the Annual Fund Operating Expenses table on page 1 of the Summary Prospectus and page 24 of the Prospectus will be deleted in its entirety and replaced with the following:

Shareholder Fees (Fees paid directly from your investments)	INVESTOR CLASS	INSTITUTIONAL CLASS
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	.25%	.00%
Other Expenses	.66%	.65%
Total Annual Fund Operating Expenses[1]	1.91%	1.65%

[1] Management Fees and Total Annual Operating Expenses have been restated to reflect the management fee reduction from 1.25% to 1.00% which took effect on October 1, 2024.

2. Notwithstanding anything to the contrary in the Fund’s Prospectus, the second full paragraph on page 58 in the “Management Expenses” section will be modified and replaced with the following:

As compensation for its investment advisory services, for managing the business affairs and providing certain administrative services, each of the International Funds pays OAM pursuant to Investment Advisory and Management Agreements an annual fee which is computed and accrued daily and paid monthly. OAM receives 1.00% of the average daily net assets of each of the International Opportunities Fund and China Opportunities Fund, 1.25% of the average daily net assets of Emerging Markets Fund and 0.80% of the average daily net assets of the Focused International Growth Fund subject to reduction because of the Fund’s annual expense limitation.

3. Notwithstanding anything to the contrary in the Fund’s Statement of Additional Information, the first full paragraph on page 24 in the “Management” section will be modified and replaced with the following:

As compensation for its investment advisory and management services, OAM receives from the Emerging Markets Fund at the end of each month a fee at the annual rate of 1.25% of the average daily net assets of the Fund, from each of the International Opportunities Fund and China Opportunities Fund at the end of each month a fee at the annual rate of 1.00% of the average daily net assets of the respective Fund, and from the Focused International Growth Fund at the end of each month a fee at an annual rate of .80% of the average daily net assets of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call The Oberweis Funds at 1-800-245-7311.

Risk/Return [Heading]	rr_RiskReturnHeading	OBERWEIS CHINA OPPORTUNITIES FUND